Appleseed Fund
APPLESEED FUND Supplement to Prospectus dated January 28, 2011

The following is added to the sections "Principal Investment Strategies" and "Principal Investment Strategies of the Fund" beginning on pages 1 and 8, respectively, of the Prospectus:

The Fund’s adviser seeks to fulfill the Fund’s investment objective, in part, by actively trading currency futures contracts (long or short) for hedging or investment purposes. The Fund’s adviser uses proprietary fundamental analysis to determine which currencies it believes will outperform other currencies. The Fund’s currency investments will represent one or more "G-10" currencies, which includes the U.S. Dollar (USD), Canadian Dollar (CAD), Japanese Yen (JPY), Australian Dollar (AUD), New Zealand Dollar (NZD), British Pound (GBP), Euro (EUR), Swiss Franc (CHF), Swedish Krona (SEK), and Norwegian Krone (NOK), as well as currencies outside the G-10.

The adviser may hedge against adverse exchange rate movements by taking short positions against the foreign currency in which portfolio securities are denominated. The successful use of these transactions will usually depend on the adviser’s ability to forecast accurately currency exchange rate movements and effectively lock-in an exchange rate. The adviser makes an initial allocation to a currency, and increases, decreases, or eliminates an allocation, based on relative performance, dynamic correlation measures, and dynamic volatility measures to the U.S. Dollar.

The adviser also may seek to profit by taking short positions in currency futures contracts when the adviser anticipates a depreciation in the applicable currency, and taking long positions in currency futures contracts when the adviser anticipates an appreciation in the applicable currency.

The following is added to the sections “Principal Risks” and “Principal Risks of Investing in the Fund” beginning on pages 2 and 9, respectively, of the Prospectus:

• Currency Futures Trading Risks. Currency futures trading involves significant risks. To the extent the adviser’s view as to certain market movements or currency fluctuations is incorrect, the use of currency futures could result in losses greater than if they had not been used. In addition, currency futures trading has market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Appleseed Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust1199046_SupplementTextBlock	APPLESEED FUND Supplement to Prospectus dated January 28, 2011
Supplement Strategy [Text Block]	ust1199046_SupplementStrategyTextBlock

The following is added to the sections "Principal Investment Strategies" and "Principal Investment Strategies of the Fund" beginning on pages 1 and 8, respectively, of the Prospectus:

The Fund’s adviser seeks to fulfill the Fund’s investment objective, in part, by actively trading currency futures contracts (long or short) for hedging or investment purposes. The Fund’s adviser uses proprietary fundamental analysis to determine which currencies it believes will outperform other currencies. The Fund’s currency investments will represent one or more "G-10" currencies, which includes the U.S. Dollar (USD), Canadian Dollar (CAD), Japanese Yen (JPY), Australian Dollar (AUD), New Zealand Dollar (NZD), British Pound (GBP), Euro (EUR), Swiss Franc (CHF), Swedish Krona (SEK), and Norwegian Krone (NOK), as well as currencies outside the G-10.

The adviser may hedge against adverse exchange rate movements by taking short positions against the foreign currency in which portfolio securities are denominated. The successful use of these transactions will usually depend on the adviser’s ability to forecast accurately currency exchange rate movements and effectively lock-in an exchange rate. The adviser makes an initial allocation to a currency, and increases, decreases, or eliminates an allocation, based on relative performance, dynamic correlation measures, and dynamic volatility measures to the U.S. Dollar.

The adviser also may seek to profit by taking short positions in currency futures contracts when the adviser anticipates a depreciation in the applicable currency, and taking long positions in currency futures contracts when the adviser anticipates an appreciation in the applicable currency.

Supplement Risk [Text Block]	ust1199046_SupplementRiskTextBlock

The following is added to the sections “Principal Risks” and “Principal Risks of Investing in the Fund” beginning on pages 2 and 9, respectively, of the Prospectus:

• Currency Futures Trading Risks. Currency futures trading involves significant risks. To the extent the adviser’s view as to certain market movements or currency fluctuations is incorrect, the use of currency futures could result in losses greater than if they had not been used. In addition, currency futures trading has market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.